CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2021
CAPITAL AND RESERVES
CAPITAL AND RESERVES

14.          CAPITAL AND RESERVES

Shareholders’ Equity

The Corporation is authorized to issue an unlimited number of common shares without par value.

The following share transactions took place during the year ended December 31, 2021:

1.	On January 28, 2021, the Corporation completed an equity financing and issued 2,704,770 flow-through common shares for aggregate gross proceeds of $11,700,666. The flow-through common shares comprise: (i) 2,053,670 flow-through shares with respect to “Canadian exploration expenses” (the “CEE Shares”) priced at $4.48 per CEE Share with a flow-through share premium of $2,356,000 based on the difference between the market value of the common shares and the amount the investors pay for the flow-through shares; and (ii) 651,100 flow-through shares with respect to “Canadian development expenses” (the “CDE Shares”) priced at $3.84 per CDE Share with a flow-through share premium of $330,000 based on the difference between the market value of the common shares and the amount the investors pay for the flow-through shares. The Corporation incurred share issuance costs of $1,094,498.

2.	On June 10, 2021, the Corporation completed an equity financing and issued 8,214,450 common shares at a price of $3.50 per share for aggregate gross proceeds of $28,750,575. This issuance was completed pursuant to a prospectus supplement dated June 7, 2021 to the short form base shelf prospectus of the Corporation dated November 2, 2020. The Corporation incurred share issuance costs of $1,672,955.

3.	873,722 common shares were issued from treasury on the vesting of restricted share units.

4.	2,272,431 share options were exercised for proceeds of $3,765,000.

Equity Incentive Plans

The Corporation has three equity incentive plans consisting of a share option plan (the “Option Plan”), a restricted share unit plan (the “RSU Plan”), and a deferred share unit plan (the “DSU Plan”) (collectively the “Equity Incentive Plans”). The maximum aggregate number of common shares issuable under the Equity Incentive Plans cannot exceed 15% of the number of common shares issued and outstanding from time to time, subject to the following requirements for each plan:

i.	The Option Plan’s maximum aggregate number of common shares issuable on the exercise of share options cannot exceed 10% of the number of common shares issued and outstanding;
ii.	The RSU Plan’s maximum aggregate number of common shares to be issued cannot exceed 3% of the number of common shares issued and outstanding; and
iii.	The DSU Plan’s maximum aggregate number of common shares to be issued cannot exceed 2,100,000.

As at December 31, 2021, a total of 9,672,118 share options, 1,198,067 RSUs and 894,000 DSUs were outstanding under the Equity Incentive Plans and a total of 5,483,636 share options, 3,348,659 RSUs and 1,181,000 DSUs remain available for future granting.

During the year ended December 31, 2021, the Corporation recorded total share-based compensation expense of $4,820,000 (2020 – $2,490,000), which related to the Equity Incentive Plans, of which $932,000 (2020 – $430,000) was recorded to mineral properties and $3,888,000 (2020 – $2,060,000) has been charged to income.

Share Options

Generally, share options have a maximum term of five years, vest one-third upon grant and one third on each of the first and second anniversary dates of the grant date. The exercise price may not be less than the immediately preceding five-day volume weighted average price of the Corporation’s common shares traded through the facilities of the exchange on which the Corporation’s common shares are listed.

The changes in share options outstanding are summarized as follows:

	Weighted	Number of
	average	shares issued
	Exercise	or issuable on
	price	exercise

Balance - December 31, 2020	$2.17	10,245,934

Share options granted	$2.17	1,970,000
Share options exercised	$1.66	(2,272,431)
Share options forfeited or expired	$2.85	(271,385)

Balance - December 31, 2021	$2.27	9,672,118

Balance - December 31, 2019	$1.81	10,465,233

Share options granted	$3.07	2,003,200
Share options exercised	$1.28	(2,217,499)
Share options forfeited or expired	$0.60	(5,000)

Balance - December 31, 2020	$2.17	10,245,934

During the year ended December 31, 2021, the fair value of options at the date of grant was estimated using the Black-Scholes option pricing model, assuming an average risk-free rate of 1.20% (2020 – 0.32% to 0.41%) per annum, an expected life of options of 4 years (2020– 4 years), an expected volatility of 61% based on historical volatility (2020 – 66% to 68%), an expected forfeiture rate of 2.94% (2020 – 0.50%) and no expected dividends (2020 – nil).

Share options outstanding and exercisable at December 31, 2021 are summarized as follows:

	Options Outstanding			Options Exercisable
	Number of			Number of
	Shares	Average	Average	Shares	Average
	Issuable on	Remaining	Exercise	Issuable on	Exercise
Exercise Price	Exercise	Life (Years)	Price	Exercise	Price

$1.27	1,162,500	2.01	$1.27	1,162,500	$1.27
$1.27	325,000	0.01	$1.27	—	$1.27
$1.75	40,000	0.62	$1.75	40,000	$1.75
$1.93	60,000	1.36	$1.93	60,000	$1.93
$2.07	1,223,400	1.08	$2.07	1,223,400	$2.07
$2.07	587,000	1.08	$2.07	—	$2.07
$2.12	65,000	3.29	$2.12	43,333	$2.12
$2.17	1,970,000	4.96	$2.17	656,667	$2.17
$2.32	790,000	0.09	$2.32	790,000	$2.32
$2.61	1,900,484	2.95	$2.61	1,900,484	$2.61
$3.19	1,498,734	3.96	$3.19	999,156	$3.19
$3.86	50,000	3.69	$3.86	33,333	$3.86

	9,672,118	2.71	$2.27	6,908,873	$2.29

The weighted average share price at the date of exercise for options exercised during the year ended December 31, 2021 was $3.64 (2020 – $3.38).

Restricted Share Units

Time-based RSUs vest one-third upon granting and one third on each of the first and second anniversary dates of the grant date. Performance-based RSUs vest at the end of the third year of the grant date and the number of units to be issued on the vesting date will vary from 0% to 200% of the number of performance-based RSUs granted, depending on the achievement of performance criteria.

The changes in RSUs outstanding are summarized as follows:

Number of
shares issued
or issuable
on vesting

Balance - December 31, 2020	566,340

RSUs granted(i)	1,505,449
RSUs vested	(873,722)

Balance - December 31, 2021	1,198,067

Balance - December 31, 2019	663,670

RSUs granted	345,000
RSUs vested	(442,330)

Balance - December 31, 2020	566,340

(i)RSUs granted include grants to certain employees of the Corporation that include 474,500 performance-based RSUs and 266,500 RSUs issued as settlement of annual cash bonuses. As at December 31, 2021, nil performance-based RSUs have vested.

During the year ended December 31, 2021 the Corporation granted a total of 1,505,449 RSUs (2020 – 345,000) with a total grant-date fair value determined to be $3,265,000 (2020 – $1,100,000). Included in general and administrative expenses for the year ended December 31, 2021 is share-based compensation expense of $867,000 (2020 – $810,000) related to RSU awards.

The weighted average share price at the date of vesting for RSUs during the year ended December 31, 2021 was $2.57 (2020 - $3.00).

Deferred Share Units

Only directors of the Corporation are eligible for DSUs and each DSU vests immediately and is redeemed upon a director ceasing to be a director of the Corporation.

The changes in DSUs outstanding are summarized as follows:

Number of
shares issued
or issuable
on vesting

Balance - December 31, 2020	—

DSUs granted	366,000
DSUs vested	(366,000)

Balance - December 31, 2021	—

During the year ended December 31, 2021 the Corporation granted a total of 366,000 DSUs (2020 – 273,000) with a total grant-date fair value determined to be $794,000 (2020 - $870,000). Included in general and administrative expenses for the year ended December 31, 2021 is share-based compensation expense of $794,000 (2020 - $870,000) related to DSU awards. As of December 31, 2021, there were 894,000 fully vested DSUs outstanding.